Bank Loan Core Fund
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—81.1%
		Aerospace & Defense—0.7%
$ 3,167,132		TransDigm, Inc., 2023 Term Loan J–1st Lien, 7.104% (SOFR CME +2.500%), 2/28/2031	$ 3,158,359
		Airlines—1.0%
2,145,834		American Airlines, Inc., 2021 Term Loan–1st Lien, 10.294% (SOFR CME +4.750%), 4/20/2028	2,209,307
348,786		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.032% (SOFR CME +3.750%), 10/20/2027	355,675
2,244,375		United Airlines, Inc., 2024 Term Loan B–1st Lien, 8.033% (SOFR CME +2.750%), 2/22/2031	2,251,389
		TOTAL	4,816,371
		Automotive—1.3%
1,987,506		Adient U.S., LLC, 2024 Term Loan B2–1st Lien, 7.595% (SOFR CME +2.750%), 1/31/2031	1,992,068
1,993,750		Clarios Global, LP, 2024 USD Term Loan B–1st Lien, 7.345% (SOFR CME +2.500%), 5/6/2030	1,997,079
496,250		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 8.854% (SOFR CME +4.250%), 10/4/2028	486,139
685,158		RealTruck Group, Inc., 2021 Term Loan B–1st Lien, 8.460% (SOFR CME +3.500%), 1/31/2028	675,244
821,172		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 8.210% (SOFR CME +3.250%), 12/16/2026	823,225
		TOTAL	5,973,755
		Building Materials—4.5%
1,426,565		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 1/31/2031	1,429,240
493,756		Beacon Roofing Supply, Inc., 2024 Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 5/19/2028	494,581
1,000,000	[2]	Chamberlain Group, Inc., 2024 Fungible Term Loan B–1st Lien, TBD, 11/3/2028	998,840
1,492,500		Core & Main, LP, 2024 Incremental Term Loan B–1st Lien, 7.105% (SOFR CME +2.250%), 2/9/2031	1,496,231
1,956,041		Core & Main, LP, 2024 Term Loan B–1st Lien, 6.855% (SOFR CME +2.000%), 7/27/2028	1,957,674
625,211		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 8.695% (SOFR CME +3.750%), 11/23/2027	618,115
1,629,155		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 8.764% (SOFR CME +3.250%), 1/31/2028	1,589,835
1,496,250		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 8.845%–9.252% (SOFR CME +4.000%), 1/29/2031	1,460,287
1,365,625		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 7.095% (SOFR CME +2.250%), 5/12/2030	1,370,753
434,142		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 8.615% (SOFR CME +3.750%), 12/22/2028	435,942
2,000,000		Johnstone Supply, LLC, Term Loan–1st Lien, 8.174% (SOFR CME +3.000%), 6/9/2031	1,997,500
1,496,250		MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, 8.345% (SOFR CME +3.500%), 3/28/2031	1,500,716
2,875,975		Tecta America Corp., 2023 Term Loan B–1st Lien, 9.210% (SOFR CME +4.250%), 4/10/2028	2,893,044
2,622,758		White Cap Buyer, LLC, 2024 Term Loan B–1st Lien, 8.095% (SOFR CME +3.250%), 10/19/2029	2,606,864
		TOTAL	20,849,622
		Cable Satellite—2.0%
2,291,397		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 7.082% (SOFR CME +1.750%), 2/1/2027	2,291,156
2,500,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 8.136% (SOFR CME +2.925%), 1/31/2029	2,490,975
2,750,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 8.656% (SOFR CME +3.250%), 3/31/2031	2,630,073
2,000,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 7.711% (SOFR CME +2.500%), 4/30/2028	1,955,690
		TOTAL	9,367,894
		Chemicals—4.8%
1,687,666		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6–1st Lien, 6.604% (SOFR CME +2.000%), 12/20/2029	1,694,610
1,942,564		ECO Services Operations Corp., 2024 Term Loan B–1st Lien, 7.502% (SOFR CME +2.250%), 6/12/2031	1,933,308
1,895,686		Element Solutions, Inc., 2023 Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 12/18/2030	1,898,766
1,981,291		H.B. Fuller Co., 2024 Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 2/15/2030	1,987,492
1,502,820		Illuminate Buyer, LLC, 2024 Term Loan B–1st Lien, 8.460% (SOFR CME +3.500%), 12/31/2029	1,508,997
3,815,355		Koppers, Inc., 2024 Term Loan B–1st Lien, 8.100% (SOFR CME +3.000%), 4/10/2030	3,834,432
2,125,542		Lonza Group AG, USD Term Loan B–1st Lien, 8.529% (SOFR CME +3.925%), 7/3/2028	1,993,429
3,565,421		Olympus Water US Holding Corp., 2024 USD Term Loan B–1st Lien, 8.104% (SOFR CME +3.500%), 6/20/2031	3,569,878

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 1,862,962		Potters Industries, LLC, 2024 Term Loan–1st Lien, 8.595% (SOFR CME +3.750%), 12/14/2027	$ 1,874,997
1,974,912		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 8.451% (SOFR CME +3.250%), 8/2/2030	1,976,966
		TOTAL	22,272,875
		Consumer Cyclical Services—2.7%
3,815,624		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.695% (SOFR CME +3.750%), 5/12/2028	3,782,715
1,864,378		Dun & Bradstreet Corp. (The), 2024 Term Loan B–1st Lien, 7.605% (SOFR CME +2.750%), 1/18/2029	1,864,900
1,921,396		Fleet Midco I Ltd., 2024 Term Loan B–1st Lien, 7.578% (SOFR CME +2.750%), 2/21/2031	1,921,396
3,202,632		Garda World Security Corp., 2024 Term Loan B–1st Lien, 8.597% (SOFR CME +3.500%), 2/1/2029	3,206,235
1,901,169		Tempo Acquisition, LLC, 2024 Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 8/31/2028	1,904,277
		TOTAL	12,679,523
		Consumer Products—1.1%
2,406,860		BCPE Empire Holdings, Inc., 2024 Term Loan–1st Lien, 8.845% (SOFR CME +4.000%), 12/11/2028	2,410,627
1,486,318		Energizer Holdings, Inc., 2024 Term Loan B–1st Lien, 6.920% (SOFR CME +2.000%), 12/22/2027	1,490,034
1,383,321		VC GB Holdings I Corp., Term Loan–1st Lien, 8.365% (SOFR CME +3.500%), 7/21/2028	1,381,848
		TOTAL	5,282,509
		Diversified Manufacturing—1.5%
1,819,611		Emrld Borrower, LP, Term Loan B–1st Lien, 7.557% (SOFR CME +2.500%), 5/31/2030	1,818,264
2,764,024		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 7.095% (SOFR CME +2.250%), 11/16/2029	2,770,934
1,206,975		Gates Global, LLC, 2024 Term Loan B5–1st Lien, 7.095% (SOFR CME +2.250%), 6/4/2031	1,210,693
1,289,172		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 9.264% (SOFR CME +3.750%), 3/2/2028	1,294,580
		TOTAL	7,094,471
		Finance Companies—1.3%
3,750,000		Boost Newco Borrower, LLC, 2024 USD Term Loan B–1st Lien, 7.104% (SOFR CME +2.500%), 1/31/2031	3,756,244
2,278,259		NEXUS Buyer, LLC, 2024 Term Loan B–1st Lien, 8.845% (SOFR CME +4.000%), 7/31/2031	2,262,414
		TOTAL	6,018,658
		Food & Beverage—0.7%
865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 6.710% (SOFR CME +1.750%), 1/15/2027	866,241
750,000		Aramark Services, Inc., 2024 Term Loan B7–1st Lien, 6.845% (SOFR CME +2.000%), 4/6/2028	752,250
1,742,863		US Foods, Inc., 2021 Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 11/22/2028	1,747,988
		TOTAL	3,366,479
		Gaming—2.6%
1,490,006		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 7.595% (SOFR CME +2.750%), 2/6/2031	1,492,219
1,842,750		Caesars Entertainment, Inc., Term Loan B–1st Lien, 7.595% (SOFR CME +2.750%), 2/6/2030	1,846,343
1,173,214		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.015% (SOFR CME +4.000%), 11/1/2026	1,164,415
524,232		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 8.960% (SOFR CME +4.000%), 4/26/2028	523,734
1,327,632		Jack Ohio Finance, LLC, Term Loan–1st Lien, 9.710% (SOFR CME +4.750%), 10/4/2028	1,331,781
1,465,075		Light & Wonder International, Inc., 2024 Term Loan B2–1st Lien, 7.333% (SOFR CME +2.250%), 4/14/2029	1,466,511
890,756		Ontario Gaming GTA, LP, Term Loan B–1st Lien, 8.893% (SOFR CME +4.250%), 8/1/2030	891,032
1,960,032		Scientific Games Holdings, LP, 2024 USD Term Loan B–1st Lien, 8.318% (SOFR CME +3.000%), 4/4/2029	1,950,682
1,490,006		Station Casinos, LLC, 2024 Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 3/14/2031	1,485,886
		TOTAL	12,152,603
		Health Care—6.4%
1,324,539		AHP Health Partners, Inc., 2024 Term Loan B–1st Lien, 7.595% (SOFR CME +2.750%), 8/24/2028	1,325,367
924,833		Avantor Funding, Inc., 2024 Term Loan–1st Lien, 6.945% (SOFR CME +2.000%), 11/8/2027	931,062
2,000,000		Concentra Health Services, Inc., Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 7/28/2031	1,998,750
3,981,247		Ensemble RCM, LLC, 2024 Term Loan B–1st Lien, 8.252% (SOFR CME +3.000%), 8/1/2029	3,991,737
1,985,000		IQVIA, Inc., 2023 USD Term Loan B4–1st Lien, 6.604% (SOFR CME +2.000%), 1/2/2031	1,995,749
5,215,064		Medline Borrower, LP, 2024 Term Loan B–1st Lien, 7.595% (SOFR CME +2.750%), 10/23/2028	5,223,069
2,474,937		MH Sub I, LLC, 2023 Term Loan–1st Lien, 9.095% (SOFR CME +4.250%), 5/3/2028	2,462,204
2,737,209		Option Care Health, Inc., 2021 Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 10/27/2028	2,750,334

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 2,493,750		Outcomes Group Holdings, Inc., 2024 Term Loan–1st Lien, 9.095% (SOFR CME +4.250%), 5/6/2031	$ 2,511,680
2,710,935		Parexel International Corp., 2024 Term Loan B–1st Lien, 7.845% (SOFR CME +3.000%), 11/15/2028	2,714,527
1,900,000		Vizient, Inc., 2024 Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 8/1/2031	1,905,700
1,814,969		Waystar Technologies, Inc., 2024 USD Term Loan B–1st Lien, 7.595% (SOFR CME +2.750%), 10/22/2029	1,818,381
		TOTAL	29,628,560
		Industrial - Other—3.3%
1,739,375		Artera Services, LLC, 2024 Term Loan–1st Lien, 9.104% (SOFR CME +4.500%), 2/15/2031	1,699,961
2,137,380		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 8.945% (SOFR CME +4.000%), 3/25/2031	2,126,030
2,640,233		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.460% (SOFR CME +3.500%), 10/21/2028	2,644,074
993,576		Fluid-Flow Products, Inc., Term Loan–1st Lien, 8.710% (SOFR CME +3.750%), 3/31/2028	994,943
500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 11.710% (SOFR CME +6.750%), 3/30/2029	488,125
2,088,914		Madison IAQ, LLC, Term Loan–1st Lien, 7.889% (SOFR CME +2.750%), 6/21/2028	2,089,718
1,500,000	[2]	Madison Safety & Flow, LLC, 2024 Term Loan B–1st Lien, TBD, 9/19/2031	1,501,410
1,471,403		Roper Industrial Products Investment Co., LLC, 2024 USD Term Loan B–1st Lien, 7.854% (SOFR CME +3.250%), 11/22/2029	1,475,736
2,071,606		SPX Flow, Inc., 2024 Term Loan B–1st Lien, 8.345% (SOFR CME +3.500%), 4/5/2029	2,076,578
		TOTAL	15,096,575
		Insurance - P&C—10.2%
2,743,125		Acrisure, LLC, 2024 Term Loan B6–1st Lien, 8.211% (SOFR CME +3.250%), 11/6/2030	2,721,701
3,000,000	[2]	Alliant Holdings Intermediate, LLC, 2024 Term Loan B6–1st Lien, TBD, 9/19/2031	2,986,590
3,544,769		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 7.210% (SOFR CME +2.250%), 2/19/2028	3,543,103
3,350,000		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 8.354%–8.535% (SOFR CME +3.750%), 2/15/2031	3,362,043
2,978,766		AssuredPartners, Inc., 2024 Incremental Term Loan B5–1st Lien, 8.345% (SOFR CME +3.500%), 2/14/2031	2,979,287
1,008,155		Asurion, LLC, 2024 Term Loan B12–1st Lien, 9.095% (SOFR CME +4.250%), 9/13/2030	991,929
4,723,177		Broadstreet Partners, Inc., 2024 Term Loan B4–1st Lien, 8.095% (SOFR CME +3.250%), 6/13/2031	4,709,786
4,869,309		HUB International Ltd., 2024 Term Loan B–1st Lien, 8.225% (SOFR CME +3.000%), 6/20/2030	4,867,702
4,644,792		Jones DesLauriers Insurance Management, Inc., 2024 Term Loan–1st Lien, 8.353% (SOFR CME +3.250%), 3/15/2030	4,649,437
1,382,453		Ryan Specialty Group, LLC, 2024 Term Loan B–1st Lien, 7.095% (SOFR CME +2.750%), 9/1/2027	1,384,181
2,993,537		Ryan Specialty Group, LLC, 2024 USD Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 9/15/2031	2,997,279
498,737		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 8.252% (SOFR CME +3.000%), 7/31/2031	498,378
3,487,404	[2]	Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, TBD, 2/24/2028	3,484,893
3,300,000		Truist Insurance Holdings, LLC, Term Loan–1st Lien, 7.854% (SOFR CME +3.250%), 5/6/2031	3,300,347
1,000,000		Truist Insurance Holdings, LLC, Term Loan–2nd Lien, 9.354% (SOFR CME +4.750%), 5/6/2032	1,018,750
3,172,907		USI, Inc., 2024 Term Loan (2029)–1st Lien, 7.354% (SOFR CME +2.750%), 11/22/2029	3,167,180
491,278		USI, Inc., 2024 Term Loan (2030)–1st Lien, 7.354% (SOFR CME +2.750%), 9/27/2030	490,357
		TOTAL	47,152,943
		Leisure—0.7%
1,984,713		Carnival Corp., 2024 Term Loan B2–1st Lien, 7.595% (SOFR CME +2.750%), 8/8/2027	1,992,771
1,366,858		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B–1st Lien, 7.345% (SOFR CME +2.500%), 8/25/2028	1,365,716
		TOTAL	3,358,487
		Lodging—0.2%
1,000,000		Hilton Domestic Operating Co., Inc., 2023 Term Loan B4–1st Lien, 6.605% (SOFR CME +1.750%), 11/8/2030	1,000,915
		Media Entertainment—3.1%
1,692,994		AppLovin Corp., 2024 Term Loan (2028)–1st Lien, 7.345% (SOFR CME +2.500%), 10/25/2028	1,694,966
1,410,854		AppLovin Corp., 2024 Term Loan (2030)–1st Lien, 7.345% (SOFR CME +2.500%), 8/16/2030	1,411,517
3,336,684		Aragorn Parent Corp., Term Loan–1st Lien, 9.170% (SOFR CME +4.250%), 12/15/2028	3,353,367
1,079,215		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 9.945% (SOFR CME +5.000%), 5/22/2026	1,083,770
1,993,750		Magnite, Inc., 2024 Term Loan B–1st Lien, 8.595% (SOFR CME +3.750%), 2/6/2031	2,011,195
992,958		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 7.460% (SOFR CME +2.500%), 9/18/2026	993,827
1,463,800		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 8.695% (SOFR CME +3.750%), 4/21/2029	1,078,916
950,341		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.210% (SOFR CME +3.250%), 1/31/2029	928,958

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$ 1,857,250		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.854% (SOFR CME +4.250%), 6/24/2029	$ 1,835,204
		TOTAL	14,391,720
		Metals & Mining—0.4%
1,947,645		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 9.569% (SOFR CME +4.000%), 10/12/2028	1,947,645
		Midstream—0.3%
1,500,000		CPPIB Capital, Inc., Term Loan B–1st Lien, 7.854% (SOFR CME +3.250%), 8/20/2031	1,502,497
		Packaging—3.1%
1,477,500		Berry Global, Inc., 2023 Term Loan AA–1st Lien, 7.316% (SOFR CME +1.750%), 7/1/2029	1,483,565
3,766,438		Charter NEX US, Inc., 2024 Term Loan B–1st Lien, 8.095% (SOFR CME +3.250%), 12/1/2027	3,771,542
3,809,724		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 8.020% (SOFR CME +3.175%), 4/13/2029	3,794,485
1,477,519		Mauser Packaging Solutions Holding Co., 2024 Term Loan B–1st Lien, 8.701% (SOFR CME +3.500%), 4/15/2027	1,482,136
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 12.460% (SOFR CME +7.500%), 7/6/2029	3,627,520
		TOTAL	14,159,248
		Pharmaceuticals—1.5%
849,450		Covetrus, Inc., Term Loan–1st Lien, 9.604% (SOFR CME +5.000%), 10/13/2029	807,513
1,258,658		Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B–1st Lien, 7.402% (SOFR CME +2.000%), 11/15/2027	1,225,618
496,036		ICON Luxembourg S.a.r.l., 2024 LUX Term Loan B–1st Lien, 6.604% (SOFR CME +2.000%), 7/3/2028	499,223
1,599,517		Jazz Financing Lux S.a.r.l., 2024 Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 5/5/2028	1,599,661
2,492,742		Organon & Co., 2024 USD Term Loan B–1st Lien, 7.465% (SOFR CME +2.500%), 5/19/2031	2,492,742
123,588		PRA Health Sciences, Inc., 2024 US Term Loan B–1st Lien, 6.604% (SOFR CME +2.000%), 7/3/2028	124,382
		TOTAL	6,749,139
		Restaurant—1.5%
4,480,022		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6–1st Lien, 6.595% (SOFR CME +1.750%), 9/20/2030	4,442,434
2,613,964		IRB Holding Corp., 2024 Term Loan B–1st Lien, 7.695% (SOFR CME +2.750%), 12/15/2027	2,613,599
		TOTAL	7,056,033
		Retailers—0.5%
2,395,383		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.752% (SOFR CME +3.500%), 11/8/2027	2,403,683
		Services—0.5%
2,147,975		Service Logic Acquisition, Inc., Term Loan–1st Lien, 8.575% (SOFR CME +3.500%), 10/29/2027	2,156,706
		Technology—23.9%
2,447,638		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.947% (SOFR CME +3.100%), 2/1/2029	2,453,194
500,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.399% (SOFR CME +5.600%), 2/1/2030	488,125
2,000,000	[2]	Amentum Government Services Holdings, LLC, 2024 Term Loan B–1st Lien, TBD, 7/30/2031	1,996,250
2,876,853		Applied Systems, Inc., 2024 Term Loan–1st Lien, 7.604% (SOFR CME +3.000%), 2/24/2031	2,882,434
534,477		Aspect Software, Inc., 2024 Second Out Term Loan–1st Lien, 13.969% (7.469% Cash SOFR CME +2.500%, 6.500% PIK), 5/5/2028	241,186
1,240,583		Aspect Software, Inc., 2024 Third Out Term Loan–1st Lien, 12.469% (6.969% Cash SOFR CME +2.000%, 5.500% PIK), 5/5/2028	99,247
400,000		Aspect Software, Inc., 2024 Third Out Term Loan B–1st Lien, 11.969% (SOFR CME +7.000%), 5/5/2028	40,000
400,000		Aspect Software, Inc., 2024 Fourth Out Term Loan–1st Lien, 11.920% (SOFR CME +7.000%), 5/5/2028	40,000
4,827,892		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.095% (SOFR CME +3.250%), 2/15/2029	4,805,780
750,000		Banff Merger Sub, Inc., 2024 Term Loan–2nd Lien, 11.005% (SOFR CME +5.750%), 7/30/2032	739,376
3,203,148		Banff Merger Sub, Inc., 2024 Term Loan B–1st Lien, 9.005% (SOFR CME +3.750%), 7/30/2031	3,200,602
1,458,845		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.814% (SOFR CME +4.500%), 8/15/2029	1,421,870
2,337,003		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 7.595% (SOFR CME +2.750%), 1/31/2031	2,336,419
1,446,282		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 7.210% (SOFR CME +2.250%), 9/21/2028	1,448,451
1,586,125		Central Parent, Inc., 2024 Term Loan B–1st Lien, 7.854% (SOFR CME +3.250%), 7/6/2029	1,571,588
4,309,853		Cloud Software Group, Inc., 2024 USD Term Loan B–1st Lien, 8.604% (SOFR CME +4.000%), 3/30/2029	4,297,268
2,676,470		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.695% (SOFR CME +3.750%), 10/8/2028	2,612,903
1,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 10.945% (SOFR CME +6.000%), 10/8/2029	946,670
928,162		CoreLogic, Inc., Term Loan–1st Lien, 8.460% (SOFR CME +3.500%), 6/2/2028	921,285

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,909,082		Cvent, Inc., 2024 Term Loan B–1st Lien, 7.854% (SOFR CME +3.250%), 6/17/2030	$ 1,912,661
1,426,874		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 8.845% (SOFR CME +4.000%), 10/16/2026	1,388,084
3,491,250		Dayforce, Inc., Term Loan B–1st Lien, 7.345% (SOFR CME +2.500%), 2/26/2031	3,497,796
1,672,247		Diebold Nixdorf, Inc., 2023 Exit Term Loan–1st Lien, 12.611% (SOFR CME +7.500%), 8/11/2028	1,703,953
1,000,000	[2]	Dragon Buyer, Inc., Term Loan B–1st Lien, TBD, 9/30/2031	996,500
395,340	[2]	Epicor Software Corp., 2024 Delayed Draw Term Loan–1st Lien, TBD, 5/30/2031	396,101
2,869,510		Epicor Software Corp., 2024 Term Loan E–1st Lien, 8.095% (SOFR CME +3.250%), 5/30/2031	2,875,034
1,250,000		Fortress Intermediate 3, Inc., Term Loan B–1st Lien, 8.595% (SOFR CME +3.750%), 6/27/2031	1,249,219
1,913,883		Genesys Cloud Services Holdings II, LLC, Term Loan B–1st Lien, 8.345% (SOFR CME +3.500%), 12/1/2027	1,919,940
2,737,497		Genesys Cloud Services Holdings II, LLC, Term Loan B–1st Lien, 8.710% (SOFR CME +3.750%), 12/1/2027	2,742,986
744,197		GoTo Group, Inc., 2024 First Out Term Loan–1st Lien, 9.968% (SOFR CME +4.750%), 4/28/2028	618,849
1,025,125		GoTo Group, Inc., 2024 Second Out Term Loan–1st Lien, 9.968% (SOFR CME +4.750%), 4/28/2028	359,434
2,119,069		II-VI, Inc., 2024 Term Loan B–1st Lien, 7.345% (SOFR CME +2.500%), 7/2/2029	2,122,374
2,404,318		Imagine Learning, LLC, Term Loan–1st Lien, 8.345% (SOFR CME +3.500%), 12/21/2029	2,405,989
3,477,487		Iron Mountain, Inc., 2023 Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 1/31/2031	3,462,273
2,993,750		Marcel LUX IV S.a.r.l., 2024 USD Term Loan B5–1st Lien, 9.340% (SOFR CME +4.000%), 11/11/2030	3,016,203
3,723,574		McAfee, LLC, 2024 USD Term Loan B–1st Lien, 8.451% (SOFR CME +3.250%), 3/1/2029	3,715,141
1,247,020		Mitchell International, Inc., 2024 Term Loan–1st Lien, 8.095% (SOFR CME +3.250%), 6/17/2031	1,230,241
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 9.414% (SOFR CME +4.500%), 11/30/2025	287,113
2,500,000		Modena Buyer, LLC, Term Loan–1st Lien, 9.104% (SOFR CME +4.500%), 7/1/2031	2,399,225
2,721,125		NCR Atleos, LLC, 2023 Term Loan B–1st Lien, 10.102% (SOFR CME +4.750%), 3/27/2029	2,756,268
2,026,769		Open Text Corp., 2023 Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 1/31/2030	2,036,558
1,753,101		Optiv Security, Inc., 2023 Term Loan–1st Lien, 10.529% (SOFR CME +5.250%), 7/31/2026	1,594,594
2,985,000		Project Alpha Intermediate Holding, Inc., 2024 Term Loan B–1st Lien, 9.002% (SOFR CME +3.750%), 10/28/2030	2,995,000
2,133,180		Proofpoint, Inc., 2024 Term Loan–1st Lien, 7.845% (SOFR CME +3.000%), 8/31/2028	2,134,578
1,878,497		Quartz Acquireco, LLC, 2024 Term Loan B–1st Lien, 7.354% (SOFR CME +2.750%), 6/28/2030	1,882,028
2,476,288		Renaissance Holding Corp., 2024 Term Loan–1st Lien, 9.095% (SOFR CME +4.250%), 4/5/2030	2,478,120
3,037,431		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 9.595% (SOFR CME +4.750%), 11/28/2028	3,044,189
1,792,132		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 9.157% (SOFR CME +4.000%), 8/14/2026	1,796,640
3,133,880		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 8.252% (SOFR CME +3.000%), 8/1/2027	3,138,785
3,417,426		Sophia, LP, 2024 Term Loan B–1st Lien, 8.445% (SOFR CME +3.500%), 10/9/2029	3,429,968
3,265,427		SS&C Technologies, Inc., 2024 Term Loan B8–1st Lien, 6.845% (SOFR CME +2.000%), 5/9/2031	3,269,035
3,096,234		UKG, Inc., 2024 Term Loan B–1st Lien, 8.555% (SOFR CME +3.250%), 2/10/2031	3,100,105
2,971,309		Vertiv Group Corp., 2024 Term Loan B–1st Lien, 7.201% (SOFR CME +2.000%), 3/2/2027	2,976,881
2,152,075		VS Buyer, LLC, 2024 Term Loan B–1st Lien, 8.347% (SOFR CME +3.250%), 4/11/2031	2,158,348
1,329,550		World Wide Technology Holding Co., LLC, 2024 Term Loan–1st Lien, 7.815% (SOFR CME +2.750%), 3/1/2030	1,334,536
		TOTAL	110,967,397
		Utility - Electric—1.0%
1,997,972		Calpine Construction Finance Co., LP, 2023 Refinancing Term Loan B–1st Lien, 6.845% (SOFR CME +2.000%), 7/31/2030	1,987,153
2,478,756		Vistra Operations Co., LLC, Term Loan B3–1st Lien, 6.845% (SOFR CME +2.000%), 12/20/2030	2,481,731
		TOTAL	4,468,884
		Wireless Communications—0.3%
1,636,259		Iridium Satellite, LLC, 2024 Term Loan B–1st Lien, 7.095% (SOFR CME +2.250%), 9/20/2030	1,610,177
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $383,081,200)	376,683,728
		CORPORATE BONDS—5.9%
		Aerospace/Defense—0.2%
900,000		TransDigm, Inc., 144A, 6.375%, 3/1/2029	929,673
		Airlines—0.2%
583,333		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	582,148

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Airlines—continued
$ 275,000	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	$ 278,625
	TOTAL	860,773
	Automotive—0.7%
700,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	722,056
1,500,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,469,671
1,000,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,005,131
	TOTAL	3,196,858
	Consumer Cyclical Services—0.1%
500,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	518,912
	Consumer Products—0.1%
700,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	702,934
	Diversified Manufacturing—0.3%
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,292,949
	Finance Companies—0.5%
1,150,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,219,117
1,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	998,960
	TOTAL	2,218,077
	Gaming—0.6%
900,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	897,243
1,000,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,009,441
1,200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,189,223
	TOTAL	3,095,907
	Health Care—0.3%
1,350,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,329,262
	Insurance - P&C—0.2%
1,000,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	997,045
	Lodging—0.1%
300,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	314,179
	Midstream—0.4%
775,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	806,325
475,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	490,807
500,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	515,039
	TOTAL	1,812,171
	Oil Field Services—0.3%
1,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,365,733
	Packaging—0.3%
2,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,492,731
	Paper—0.2%
1,000,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	942,395
	Pharmaceuticals—0.2%
1,000,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	937,559
	Retailers—0.7%
1,100,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,103,791
2,025,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	2,110,325
	TOTAL	3,214,116
	Technology—0.5%
2,275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,270,824
	TOTAL CORPORATE BONDS (IDENTIFIED COST $27,137,897)	27,492,098

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.7%
		Automotive—0.2%
$ 344,139	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.592% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	$ 346,205
224,444		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	226,058
179,068		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	180,131
127,021		GM Financial Securitized Term 2023-1, Class A2A, 5.190%, 3/16/2026	127,063
19,318	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 5.786% (CME Term SOFR 1 Month +0.690%), 1/15/2026	19,324
113,668		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	113,678
		TOTAL	1,012,459
		Credit Card—0.5%
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	750,477
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	851,446
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	603,279
		TOTAL	2,205,202
		Equipment Lease—0.0%
231,965		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	232,118
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,439,470)	3,449,779
		COMMON STOCKS—0.1%
		Aerospace/Defense—0.0%
46,202	[3]	Constellis Holdings LLC	7,762
		Health Care—0.1%
180,104	[3]	Carestream Health, Inc.	360,208
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	367,970
		EXCHANGE-TRADED FUNDS—7.6%
931,245		Invesco Senior Loan ETF	19,565,458
377,000		SPDR Blackstone Senior Loan ETF	15,743,520
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $35,443,296)	35,308,978
		INVESTMENT COMPANY—4.5%
20,693,649		Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[4] (IDENTIFIED COST $20,693,649)	20,693,649
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $473,649,053)	463,996,202
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	315,411
		TOTAL NET ASSETS—100%	$464,311,613
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 6/30/2024	$63,556,210
Purchases at Cost	$78,178,820
Proceeds from Sales	$(121,041,381)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2024	$20,693,649
Shares Held as of 9/30/2024	20,693,649
Dividend Income	$470,405

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at September 30, 2024 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$376,683,728	$—	$376,683,728
Corporate Bonds	—	27,492,098	—	27,492,098
Asset-Backed Securities	—	3,449,779	—	3,449,779
Exchange-Traded Funds	35,308,978	—	—	35,308,978
Equity Securities:
Common Stocks
Domestic	—	367,970	—	367,970
Investment Company	20,693,649	—	—	20,693,649
TOTAL SECURITIES	$56,002,627	$407,993,575	$—	$463,996,202

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar